Expense Example - VIPEnergyPortfolio-Service2PRO - VIPEnergyPortfolio-Service2PRO - VIP Energy Portfolio - VIP Energy Portfolio - Service Class 2	Aug. 04, 2023 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096